UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


March 31, 2005

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 12, 2004


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$530,085


List of Other Included Managers:

No. 13F File Number		Name





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 WALTER F. HARRISON, III










            FORM 13F










   AS OF MARCH 31, 2005






                   FORM 13F





















(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c)
Shared

(a)
Sole
(b)
Shared
(c) None














0



























in Instr. V
Other




AFFILIATED MANAGERS GROUP
Common
008252108
5,098,866
82,200
X


Walter Harrison
X


AFFORDABLE RESIDENTIAL
COMMUNITIES
Common
008273104
108,790
8,600
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
Common
018804104
21,844,623
305,733
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103
16,593,105
253,756
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
4,484,116
552,231
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
Common
037023108
4,007,726
359,760
X


Walter Harrison
X


BANK NEW YORK INC
Common
064057102
12,031,871
414,178
X


Walter Harrison
X


BJ SERVICES CO
Common
055482103
2,526,556
48,700
X


Walter Harrison
X


CADENCE DESIGN SYSTEMS INC
Common
127387108
2,383,030
159,400
X


Walter Harrison
X


CAESARS ENTERTAINMENT
Common
127687101
7,590,949
383,575
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
Common
139733109
18,296,482
552,430
X


Walter Harrison
X


CAPITAL CROSSING BANK
Common
140071101
12,502,000
380,000
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
16,069,131
403,950
X


Walter Harrison
X


CENDANT CORP
Common
151313103
2,838,628
138,200
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
2,564,145
85,500
X


Walter Harrison
X


CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107
3,900,003
20,100
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
Common
17453B101
4,746,392
366,800
X


Walter Harrison
X


CNA FINANCIAL CORP
Common
126117100
3,674,457
130,950
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
Common
204912109
13,958,180
515,062
X


Walter Harrison
X


CYBERONICS
Common
23251P102
13,511,603
305,900
X


Walter Harrison
X


DESIGN WITHIN REACH
Common
250557105
8,721,501
554,274
X


Walter Harrison
X


DOLBY LABORATORIES
Common
25659T107
1,868,250
79,500
X


Walter Harrison
X


EVEREST REINSURANCE
Common
G3223R108
19,882,973
233,615
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
12,764,768
234,431
X


Walter Harrison
X


FIRST REPUBLIC BANK
Common
336158100
11,140,945
344,175
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107
22,920,916
359,262
X


Walter Harrison
X


FREDDIE MAC
Common
313400301
9,271,440
146,700
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508
2,671,548
14,800
X


Walter Harrison
X


HEWLETT-PACKARD
Common
428236103
2,014,092
91,800
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
Common
435569108
3,484,730
319,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
Common
436233100
6,339,842
1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
4,661,456
121,900
X


Walter Harrison
X


INTEL
Common
458140100
2,764,370
119,000
X


Walter Harrison
X


INTERSIL CORP.
Common
46069S109
1,487,788
85,900
X


Walter Harrison
X


ITLA CAP CORP
Common
450565106
14,423,452
288,700
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409
3,778,880
78,400
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
Common
51206P109
3,016,800
167,600
X


Walter Harrison
X


LIBERTY MEDIA
Common
530718105
15,425,894
1,487,550
X


Walter Harrison
X


LIBERTY MEDIA INTL INC
Common
530719103
4,539,512
103,784
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
Common
542307103
4,199,897
145,300
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
13,771,811
854,861
X


Walter Harrison
X


MAYORS JEWELERS INC
Common
578462103
266,877
410,580
X


Walter Harrison
X


METTLER TOLEDO INTL
Common
592688105
7,972,875
167,850
X


Walter Harrison
X


MORGAN STANLEY
Common
617446448
1,145,000
20,000
X


Walter Harrison
X


NASDAQ-100 TRUST SERIES
Common
631100104
1,192,182
32,600
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
Common
649445103
5,066,586
278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104
5,869,548
346,900
X


Walter Harrison
X


NII HOLDINGS INC
Common
62913F201
2,351,750
40,900
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
Common
659424105
11,621,895
418,958
X


Walter Harrison
X


OCWEN FINANCIAL CORP
Common
675746101
5,193,408
643,545
X


Walter Harrison
X


PARLUX FRANGRANCES
Common
701645103
454,650
21,000
X


Walter Harrison
X


PFF BANCORP
Common
69331W104
7,832,880
283,800
X


Walter Harrison
X


PIONEER NATURAL RESOURCES
Common
723787107
1,807,056
42,300
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
1,220,676
36,072
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
3,836,000
219,200
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
2,742,168
159,800
X


Walter Harrison
X


PULTE HOMES INC
Common
745867101
39,277,924
533,450
X


Walter Harrison
X


QUALCOMM INC
Common
747525103
1,538,460
42,000
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
Common
750236101
11,457,505
239,998
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
757,489
365,055
X


Walter Harrison
X


REDWOOD TRUST INC
Common
758075402
18,967,257
370,599
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105
16,584,749
612,888
X


Walter Harrison
X


SEMICONDUCTORS HOLDERS TRUST
Common
816636203
1,294,694
39,800
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
2,794,689
523,350
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
Common
881624209
4,651,568
150,099
X


Walter Harrison
X


TIME WARNER INC
Common
887317105
7,206,030
410,600
X


Walter Harrison
X


UNITEDGLOBALCOM INC CL-A
Common
913247508
8,219,794
868,900
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102
2,479,880
26,000
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
1,487,070
31,000
X


Walter Harrison
X


US BANCORP
Common
902973304
6,057,849
210,196
X


Walter Harrison
X


WELLCARE HEALTH PLANS INC
Common
94946T106
1,541,276
50,600
X


Walter Harrison
X


WELLMAN INC
Common
949702104
530,682
36,700
X


Walter Harrison
X


WELLPOINT INC
Common
94973V107
1,215,895
9,700
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD
Common
G96655108
7,543,602
204,600
X


Walter Harrison
X


WTS/DIME BANCORP INC
Misc
25429Q110
23,712
197,600
X


Walter Harrison
X














Total Market Value


530,085,194








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